Notes Payable - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 23, 2014	Oct. 08, 2014	Dec. 31, 2014	Feb. 28, 2015	Jan. 31, 2015
January 2015 Convertible Notes
Debt Instrument [Line Items]
Convertible promissory note					$ 3,000,000
Unpaid principal and accrued interest converted into common stock shares				479,667
February 2015 Convertible Notes
Debt Instrument [Line Items]
Convertible promissory note				$ 1,000,000
Unpaid principal and accrued interest converted into common stock shares				158,852
Note Purchase Agreement and Convertible Promissory Note
Debt Instrument [Line Items]
Debt instrument maturity date, description			The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Araxes Pharma LLC
Debt Instrument [Line Items]
Convertible promissory note		$ 2,000,000
Unpaid principal and accrued interest converted into common stock shares				326,443
Araxes Pharma LLC | Note Purchase Agreement and Convertible Promissory Note | Convertible Promissory Note
Debt Instrument [Line Items]
Interest rate		8.00%
Debt instrument maturity date, description		The earliest to occur of (i) December 31, 2015, (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
Certain Officers and Certain Officer's Related Parties | January 2015 Convertible Notes
Debt Instrument [Line Items]
Convertible promissory note					710,000
Araxes Asset Purchase Agreement
Debt Instrument [Line Items]
Convertible promissory note	$ 500,000
Unpaid principal and accrued interest converted into common stock shares				80,293
Araxes Asset Purchase Agreement | Asset Purchase Agreement | Convertible Promissory Note
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument maturity date, description	The earliest to occur (i) of May 31, 2016 (ii) upon a change in control, as defined in the agreement, or (iii) upon defined events of default.
JJDC, Inc
Debt Instrument [Line Items]
Convertible promissory note					$ 1,000,000
Unpaid principal and accrued interest converted into common stock shares				159,615